Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 1,499	$ (752)	$ 1,140
Tax recognized directly in equity	(263)	5	$ (9)
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	3,503	3,839
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,067	2,974
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 1,336	$ 699